Investment in Available for Sale Securities (Details) (USD $) In Thousands, except Share data, unless otherwise specified	11 Months Ended
	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Investments In And Advances To Affiliates [Line Items]
Investment in available-for-sale securities		$ 15,099	$ 0
Unrealized holding loss		3,542	0
Navios Midstream | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged	1,242,692
Investment in available-for-sale securities		$ 15,099	$ 0